Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Information
Segment Information

15)    Segment Information

The Company manages its operations through two segments. The Company’s two segments, Prescription Medications and Medical Devices, focus on the treatment of ED. The Prescription Medications segment consists primarily of operations related to Stendra®, which is sold generally in the United States. The Medical Devices segment consists primarily of operations related to vacuum erection devices, which are sold domestically and internationally. The Company separately presents the costs associated with certain corporate functions as Corporate, primarily consisting of unallocated operating expenses including costs that were not specific to a particular segment but are general to the group, expenses incurred for administrative and accounting staff, general liability and other insurance, professional fees and other similar corporate expenses. Interest and other income (expense), net is also not allocated to the operating segments.

The Company’s results of operations by reportable segment for the nine months ended September 30, 2024, are summarized as follows:

	Prescription	Medical
For the Nine Months Ended September 30, 2024	Medications	Devices	Corporate	Consolidated
Net sales	$2,086,180	$2,300,460	$—	$4,386,640
Cost of goods sold	194,035	753,911	—	947,946
Selling, general and administrative expenses	1,774,594	1,673,122	3,851,675	7,299,391
Research and development expenses	2,513,105	—	—	2,513,105
Depreciation and amortization expense	1,522,207	652,919	—	2,175,126
Change in fair value of derivative liability	—	—	(3,550,000)	(3,550,000)
Interest income	—	—	(347,028)	(347,028)
Interest expense	—	—	393,450	393,450
Net loss	$(3,917,761)	$(779,492)	$(348,097)	$(5,045,350)

The Company’s results of operations by reportable segment for the nine months ended September 30, 2023, are summarized as follows:

	Prescription	Medical
For the Nine Months Ended September 30, 2023	Medications	Devices	Corporate	Consolidated
Net sales	$3,416,444	$2,770,194	$—	$6,186,638
Cost of goods sold	343,109	1,129,964	—	1,473,073
Selling, general and administrative expenses	1,006,666	1,398,890	3,976,610	6,382,166
Warrant issuance costs	—	—	2,855,000	2,855,000
Research and development expenses	1,499,842	74,918	—	1,574,760
Depreciation and amortization expense	1,726,409	753,976	—	2,480,385
Change in fair value of derivative liability	—	—	430,000	430,000
Change in fair value of warrant liability	—	—	(11,739,000)	(11,739,000)
Interest income	—	—	(287,722)	(287,722)
Interest expense	—	—	410,317	410,317
Loss on issuance of Series A Preferred Stock	—	—	11,088,997	11,088,997
Net loss	$(1,159,582)	$(587,554)	$(6,734,202)	$(8,481,338)

The Company’s results of operations by reportable segment for the three months ended September 30, 2024, are summarized as follows:

	Prescription	Medical
For the Three Months Ended September 30, 2024	Medications	Devices	Corporate	Consolidated
Net sales	$858,063	$718,303	$—	$1,576,366
Cost of goods sold	48,707	238,298	—	287,005
Selling, general and administrative expenses	471,669	600,565	1,229,071	2,301,305
Research and development expenses	588,355	—	—	588,355
Depreciation and amortization expense	521,597	217,852	—	739,449
Change in fair value of derivative liability	—	—	(202,000)	(202,000)
Interest income	—	—	(75,817)	(75,817)
Interest expense	—	—	158,730	158,730
Net loss	$(772,265)	$(338,412)	$(1,109,984)	$(2,220,661)

The Company’s results of operations by reportable segment for the three months ended September 30, 2023, are summarized as follows:

	Prescription	Medical
For the Three Months Ended September 30, 2023	Medications	Devices	Corporate	Consolidated
Net sales	$925,759	$748,898	$—	$1,674,657
Cost of goods sold	85,388	323,087	—	408,475
Selling, general and administrative expenses	251,674	493,447	1,256,814	2,001,935
Warrant issuance costs	—	—	2,855,000	2,855,000
Research and development expenses	369,505	19,588	—	389,093
Depreciation and amortization expense	575,470	251,325	—	826,795
Change in fair value of derivative liability	—	—	430,000	430,000
Change in fair value of warrant liability	—	—	(11,739,000)	(11,739,000)
Interest income	—	—	(168,481)	(168,481)
Interest expense	—	—	131,351	131,351
Loss on issuance of Series A Preferred Stock	—	—	11,088,997	11,088,997
Net loss	$(356,278)	$(338,549)	$(3,854,681)	$(4,549,508)

The following table reflects net sales by geographic region for the three and nine months ended September 30, 2024, and 2023:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
Net sales	2024	2023	2024	2023
United States	$1,397,969	$1,496,988	$3,682,248	$5,253,587
International	178,397	177,669	704,392	933,051
	$1,576,366	$1,674,657	$4,386,640	$6,186,638

No individual country other than the United States accounted for 10% of total sales for the three and nine months ended September 30, 2024, and 2023.

The Company’s assets by reportable segment and reconciliation of segment assets to consolidated assets as of September 30, 2024, are summarized as follows:

	Prescription	Medical
	Medications	Devices	Consolidated
Intangible assets, net	$3,410,499	$3,415,388	$6,825,887
Total segment assets	$15,640,046	$5,053,584	$20,693,630

The Company’s assets by reportable segment and reconciliation of segment assets to consolidated assets as of December 31, 2023, are summarized as follows:

	Prescription	Medical
	Medications	Devices	Consolidated
Intangible assets, net	$4,903,749	$4,067,988	$8,971,737
Total segment assets	$27,891,180	$5,904,615	$33,795,795

18)    Segment Information

The Company manages its operations through two segments. The Company’s two segments, Prescription Medications and Medical Devices, focus on the treatment of male erectile dysfunction. The Prescription Medications segment consists primarily of operations related to Stendra®, which is sold generally in the United States. The Medical Devices segment consists primarily of operations related to vacuum erection devices, which are sold domestically and internationally. The Company separately presents the costs associated with certain corporate functions as Corporate, primarily consisting of unallocated operating expenses including costs that were not specific to a particular segment but are general to the group, expenses incurred for administrative and accounting staff, general liability and other insurance, professional fees and other similar corporate expenses. Interest and other income (expense), net is also not allocated to the operating segments.

The Company’s results of operations by reportable segment for the year ended December 31, 2023, are summarized as follows:

	Prescription	Medical
For the Year Ended December 31, 2023	Medications	Devices	Corporate	Consolidated
Net sales	$2,286,373	$3,536,015	$—	$5,822,388
Cost of goods sold	277,490	1,353,730	—	1,631,220
Selling, general and administrative expenses	1,736,512	1,885,489	5,639,470	9,261,471
Warrant issuance costs	—	—	2,855,000	2,855,000
Research and development expenses	2,272,069	137,025	—	2,409,094
Depreciation and amortization expense	2,285,175	997,792	—	3,282,967
Change in fair value of derivative liability	—	—	(2,590,000)	(2,590,000)
Change in fair value of warrant liability	—	—	(13,974,000)	(13,974,000)
Interest income	—	—	(515,311)	(515,311)
Interest expense, promissory note	—	—	536,138	536,138
Loss on issuance of Series A Preferred Stock	—	—	11,088,997	11,088,997
Net loss	$(4,284,873)	$(838,021)	$(3,040,294)	$(8,163,188)

The Company’s results of operations by reportable segment for the year ended December 31, 2022, are summarized as follows:

	Prescription	Medical
For the Year Ended December 31, 2022	Medications	Devices	Corporate	Consolidated
Net sales	$2,734,639	$3,257,415	$—	$5,992,054
Cost of goods sold	949,197	1,340,221	—	2,289,418
Selling, general and administrative expenses	4,947,466	1,685,678	5,576,018	12,209,162
Gain on settlement with Vivus	(3,389,941)	—	—	(3,389,941)
Research and development expenses	1,541,714	198,566	—	1,740,280
Depreciation and amortization expense	4,442,922	1,155,962	—	5,598,884
Intangible asset impairment	7,460,000	—	—	7,460,000
Change in fair value of derivative liability	—	—	(460,000)	(460,000)
Interest income	(14,194)	—	—	(14,194)
Interest expense, promissory note	—	—	596,018	596,018
Net loss	$(13,202,525)	$(1,123,012)	$(5,712,036)	$(20,037,573)

The following table reflects net sales by geographic region for the years ended December 31, 2023, and 2022:

	For the Years Ended
	December 31,
Net sales	2023	2022
United States	$4,526,635	$4,799,132
International	1,295,753	1,192,922
	$5,822,388	$5,992,054

No individual country other than the United States accounted for 10% of total sales for the year ended December 31, 2023, and 2022.

The Company’s assets by reportable segment and reconciliation of segment assets to consolidated assets as of December 31, 2023, are summarized as follows:

	Prescription
	Medications	Medical Devices	Consolidated
Intangible assets, net	$4,903,749	$4,067,988	$8,971,737
Total segment assets	$27,891,180	$5,904,615	$33,795,795

The Company’s assets by reportable segment and reconciliation of segment assets to consolidated assets as of December 31, 2022, are summarized as follows:

	Prescription
	Medications	Medical Devices	Consolidated
Intangible assets, net	$7,178,704	$5,065,780	$12,244,484
Total segment assets	$25,831,048	$6,590,166	$32,421,214